INCOME TAX - Operating loss carry forwards (Details)	Dec. 31, 2024 CNY (¥)
INCOME TAX
Operating loss carry forwards, Total	¥ 516,672,516
Operating loss carry forwards, 2025	29,986,636
Operating loss carry forwards, 2026	21,713,526
Operating loss carry forwards, 2027	75,298,399
Operating loss carry forwards, 2028	207,226,074
Operating loss carry forwards, 2029	¥ 182,447,881